Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 109.3	$ 21.6	$ 146.2	$ 36.5
Net interest rate swap gain, net of tax expense of $(2.8), $(0.3), $(4.0) and $(0.2)	14.4	1.8	21.0	1.0
Total comprehensive income	123.7	23.4	167.2	37.5
Less: comprehensive income attributable to non-controlling interests	50.8		35.1
Total comprehensive income attributable to Core & Main, Inc.	$ 72.9		$ 132.1